Segment information (Tables)	12 Months Ended
Dec. 31, 2012
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) from continuing operations before taxes
in	2012	2011	2010

Net revenues (CHF million)

Private Banking & Wealth Management	13,541	13,447	14,580

Investment Banking	12,558	10,460	15,873

Corporate Center	(2,493)	1,522	172

Noncontrolling interests without SEI	360	796	761

Net revenues	23,966	26,225	31,386

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking & Wealth Management	3,775	2,961	4,142

Investment Banking	2,002	(593)	3,594

Corporate Center	(3,898)	381	(936)

Noncontrolling interests without SEI	302	712	687

Income from continuing operations before taxes	2,181	3,461	7,487

Total assets
end of	2012	2011

Total assets (CHF million)

Private Banking & Wealth Management	407,329	392,201

Investment Banking	658,622	790,167

Corporate Center [1]	(145,777)	(137,952)

Noncontrolling interests without SEI	4,106	4,749

Total assets	924,280	1,049,165

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2012	2011	2010

Net revenues (CHF million)

Switzerland	8,818	8,584	9,185

EMEA	3,297	6,490	7,411

Americas	10,015	9,417	12,844

Asia Pacific	1,836	1,734	1,946

Net revenues	23,966	26,225	31,386

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	1,680	455	1,734

EMEA	(1,635)	1,313	1,519

Americas	2,960	2,613	5,036

Asia Pacific	(824)	(920)	(802)

Income from continuing operations before taxes	2,181	3,461	7,487

The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

Total assets by geographic location
end of	2012	2011

Total assets (CHF million)

Switzerland	199,595	214,552

EMEA	222,483	277,783

Americas	421,418	469,294

Asia Pacific	80,784	87,536

Total assets	924,280	1,049,165

The designation of total assets by region is based upon customer domicile.

Bank
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) from continuing operations before taxes
in	2012	2011	2010

Net revenues (CHF million)

Private Banking & Wealth Management	13,541	13,447	14,580

Investment Banking	12,558	10,460	15,873

Adjustments [1,2]	(2,566)	1,280	80

Net revenues	23,533	25,187	30,533

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking & Wealth Management	3,775	2,961	4,142

Investment Banking	2,002	(593)	3,594

Adjustments [1,3]	(3,804)	133	(1,200)

Income from continuing operations before taxes	1,973	2,501	6,536

1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa, and certain expenses that were not allocated to the segments. 2 Includes noncontrolling interest-related revenues of CHF 365 million, CHF 900 million and CHF 775 million in 2012, 2011 and 2010, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest (SEI) in such revenues. 3 Includes noncontrolling interest income of CHF 307 million, CHF 816 million and CHF 702 million in 2012, 2011 and 2010, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have an SEI in such income.

Total assets
end of	2012	2011

Total assets (CHF million)

Private Banking & Wealth Management	407,329	392,201

Investment Banking	658,622	790,167

Adjustments [1]	(157,791)	(147,581)

Total assets	908,160	1,034,787

1 Adjustments mainly represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2012	2011	2010

Net revenues (CHF million)

Switzerland	8,017	7,792	8,533

EMEA	3,498	6,450	7,367

Americas	10,194	9,246	12,718

Asia Pacific	1,824	1,699	1,915

Net revenues	23,533	25,187	30,533

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	1,170	(176)	1,117

EMEA	(1,428)	1,275	1,452

Americas	3,068	2,357	4,806

Asia Pacific	(837)	(955)	(839)

Income from continuing operations before taxes	1,973	2,501	6,536

The designation of net revenues and income/(loss) before taxes is based upon the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.

Total assets by geographic location
end of	2012	2011

Total assets (CHF million)

Switzerland	183,735	201,360

EMEA	221,476	276,674

Americas	422,181	469,191

Asia Pacific	80,768	87,562

Total assets	908,160	1,034,787

The designation of total assets by region is based upon customer domicile.